Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of Digital Assets
The following table presents the activities of the digital assets (in thousands):

Balance at January 1, 2022	$—
Addition of digital assets	1,958
Digital assets issued for services	(229)
Realized gain on sale of digital assets	3
Impairment loss	(770)
Balance at June 30, 2022	$962